Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Information [Abstract]
Segment Information

11. Segment Information

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate discrete financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company and the Company’s CODM view the Company’s operations and manage its business on the basis of one reportable segment, which is focused on the prevention and treatment of disease by developing and commercializing therapeutics that modulate the innate immune system.

The CODM of the Company is the Chief Executive Officer. The CODM assesses the performance of the Company and decides how to allocate resources based upon consolidated net loss that is also reported within the condensed consolidated statements of operations. The measure of segment assets that is reviewed by the CODM is reported within the condensed consolidated balance sheets as consolidated total assets. The CODM uses consolidated net loss to monitor period-over-period results and decides where to allocate and invest additional resources within the business to continue growth. The following is a summary of the significant expense categories and consolidated net loss details provided to the CODM:

	Three Months Ended March 31,
	2025	2024
Segment operating expenses:
Research and development:
GEM-AKI, GEM-CKD and GEM-PSI clinical study expenses	$470,578	$333,225
Other expenses(1)	23,613	89,015
Personnel expenses (including stock-based compensation)	364,639	295,342
General and administrative	1,236,157	1,184,556
Change in fair value of warrant liability	(1,417)	(68,427)
Other income (expense), net(2)	(42,485)	847,722
Net loss	$(2,051,085)	$(2,681,433)

(1)	Other research and development expenses primarily consist of facilities charges, third party consultant costs, costs related to other product candidates, and other unallocated costs.
(2)	Clinical trial related settlement expenses with A-IR Clinical Research Ltd., foreign currency transaction gains and losses and interest income from our cash balances in savings accounts.

12. Segment Information

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate discrete financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company and the Company’s CODM view the Company’s operations and manage its business on the basis of one reportable segment, which is focused on the prevention and treatment of disease by developing and commercializing therapeutics that modulate the innate immune system (see Note 1 for a brief description of the Company’s business).

The CODM of the Company is the Chief Executive Officer. The CODM assesses the performance of the Company and decides how to allocate resources based upon consolidated net loss that is also reported within the Consolidated Statements of Operations. The measure of segment assets that is reviewed by the CODM is reported within the Consolidated Balance Sheets as consolidated Total assets. The CODM uses consolidated net loss to monitor period-over-period results and decides where to allocate and invest additional resources within the business to continue growth. The following is a summary of the significant expense categories and consolidated net loss details provided to the CODM:

	Year Ended December 31,
	2024	2023
Segment operating expenses:
Research and development:
Product Candidates clinical study expenses	$1,681,731	$209,702
Manufacturing expenses	390,022	697,429
Other program expenses(1)	77,679	2,190,493
Other expenses(2)	172,369	282,948
Personnel expenses (including stock-based compensation)	1,227,195	765,330
General and administrative	4,426,113	4,510,762
Change in fair value of warrant liability	(81,441)	(8,328,937)
Other (expense) income, net(3)	7,144,868	(207,473)
Net loss	$(15,038,536)	$(120,254)
(1)	Other program expenses include pre-clinical costs and clinical preparation costs primarily for our Product Candidates.

(2)	Other research and development expenses primarily consist of facilities charges, third party consultant costs, costs related to other product candidates, and other unallocated costs.

(3)	LifeSci Capital LLC judgment expense, reimbursement of costs, clinical trial related settlement expenses with A-IR Clinical Research Ltd., expense in connection with the deferred underwriting commissions, foreign currency transaction gains and losses and interest income from our cash balances in savings accounts.